GOING CONCERN	6 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has generated no revenues for the six months ended September 30, 2022. The Company reported net loss of $(76,972) and has an accumulated deficit of ($640,674) and used cash for operations of $48,463. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent upon, among other things, the Company’s ability to execute its plans by acquiring assets and begin generating revenue. The Company currently relies on its ability to obtain financing through the sale of securities and funding from related parties. No assurance can be given that the Company will be successful in these efforts in the future.

Management plans to identify adequate sources of funding to provide operating capital for continued growth.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.